Right-of-Use Assets	6 Months Ended
Dec. 31, 2021
Disclosure of quantitative information about right-of-use assets [abstract]
Right-of-Use Assets
Note 11.
Right-of-Use
Assets
The Group
leases its main office accommodation for employees. The term of the lease is three years and is the renewal of a lease for the same premise that expired on July 15, 2019. The lease does not include the option to extend the term of the lease on expiry. The maturity analysis of lease liabilities is presented in
Note 12.

	For the six months ended December 31, 2021	For the year ended June 30, 2021
	US$	US$
Right-of-Use asset cost

Opening balance as at July 1, 2021/July 1, 2020	281,554	251,189
Additions	—	—
Exchange on translation	—	30,365

	281,554	281,554

Accumulated depreciation
Opening balance as at July 1, 2021/July 1, 2020	(187,702)	(83,729)
Charge to the period	(46,926)	(91,656)
Exchange on translation	—	(12,317)

	(234,628)	(187,702)

Net carrying amount	46,926	93,852

	For the six months ended December 31,
	2021	2020
		(Restated)
	US$	US$
Amounts recognized in profit or loss:

Depreciation expense on right-of-use asset	46,926	69,197
Lease finance costs	2,960	3,556
Expense relating to leases of low value assets	9,669	4,835

	59,555	77,588